Income Taxes - Federal Statutory Rate to Profit before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State tax, net of federal benefit	4.60%	(20.40%)	1.20%
Equity compensation	(0.30%)	(13.70%)	(6.60%)
International tax items	(1.00%)	(4.60%)	0.10%
Foreign taxes	0.50%	(2.50%)	(0.40%)
Uncertain tax positions	1.10%	0.00%	0.00%
Other	(0.20%)	(10.60%)	(2.50%)
Miscellaneous	(0.50%)	(1.10%)	0.00%
Change in valuation allowance	(37.70%)	15.20%	(27.50%)
Total	1.50%	(2.70%)	(0.70%)